Lease Liabilities (Details) - Schedule of operating lease liabilities - Operating Lease Liabilities [Member] - USD ($)	Jul. 31, 2022	Oct. 31, 2021
Lease Liabilities (Details) - Schedule of operating lease liabilities [Line Items]
Operating lease liabilities	$ 339,532	$ 339,532
Reduction of operating lease liabilities	(151,738)	(71,178)
Total	187,794	268,354
Less: short term portion	(86,699)	(101,431)
Long term portion	$ 101,095	$ 166,923